Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Tabular disclosure of information by geographic area

	Total Revenue
	2018	2017	2016
	$m	$m	$m
UK	2,390	3,240	1,849

Continental Europe
France	617	701	899
Germany	592	541	615
Italy	426	514	529
Spain	396	447	440
Sweden	477	842	1,522
Others	1,312	1,512	1,575
	3,820	4,557	5,580
The Americas
Canada	483	482	495
US	7,240	6,666	7,828
Others	806	809	846
	8,529	7,957	9,169
Asia, Africa & Australasia
Australia	313	377	385
China	3,778	2,955	2,650
Japan	1,952	2,172	2,145
Others	1,308	1,207	1,224
	7,351	6,711	6,404
Total Revenue	22,090	22,465	23,002

Total revenue outside of the UK totalled $19,700m for the year ended 31 December 2018 (2017: $19,225m; 2016: $21,153m).

	Operating (loss)/profit			(Loss)/profit before tax
	2018	2017	2016	2018	2017	2016
	$m	$m	$m	$m	$m	$m
UK	(66)	(694)	(526)	(514)	(1,146)	(950)
Continental Europe	3,671	2,482	3,695	3,179	1,918	3,136
The Americas	(757)	1,242	1,259	(1,171)	822	919
Asia, Africa & Australasia	539	647	474	499	633	447
Continuing operations	3,387	3,677	4,902	1,993	2,227	3,552

Tabular disclosure of assets by geographic area

	Non-current assets			[1]	Total assets
	2018	2017	2016		2018	2017	2016
	$m	$m	$m		$m	$m	$m
UK	4,828	5,371	5,127		13,573	12,842	12,704
Continental Europe	14,529	16,305	15,731		17,119	18,962	18,174
The Americas	22,191	24,811	26,044		26,381	28,180	28,792
Asia, Africa & Australasia	976	1,024	917		3,578	3,370	2,856
Continuing operations	42,524	47,511	47,819		60,651	63,354	62,526

	Assets acquired			[2]	Net operating assets			[3]
	2018	2017	2016		2018	2017	2016
	$m	$m	$m		$m	$m	$m
UK	556	400	362		3,471	3,351	3,306
Continental Europe	530	629	8,494		8,913	10,228	8,479
The Americas	356	585	688		18,598	20,339	20,969
Asia, Africa & Australasia	105	138	129		1,037	1,198	1,030
Continuing operations	1,547	1,752	9,673		32,019	35,116	33,784
[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2018	2017	2016
	$m	$m	$m
UK	1,605	1,455	1,026
Sweden	1,456	1,508	1,142
US	2,844	3,055	3,233
Rest of the world	1,516	1,597	1,447
Continuing operations	7,421	7,615	6,848

Tabular disclosure of product sales

	2018	2017	2016
	$m	$m	$m
UK	469	489	487
Continental Europe	4,388	4,712	4,987
The Americas	8,177	7,467	8,717
Asia, Africa & Australasia	8,015	7,484	7,128
Continuing operations	21,049	20,152	21,319